Gain on disposal of subsidiaries and other assets, net - Schedule of Consideration for Financial Performance (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of subsidiaries		$ 1,948	$ 0	$ 0
Direct Marketing Payment Processing Business Line
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of subsidiaries		1,948
Contingent consideration	[1]	4,138
Total consideration		6,086
Less: Assets disposed	[2]	5,347
Gain on disposal of a subsidiary		$ 739

[1]	The contingent consideration receivable arising from disposals of subsidiaries and other assets is recognized at fair value on the disposal date using a discounted cash flow methodology (a Level 3 measurement) and will be revalued each reporting period. The contingent consideration to be received is based on the future performance of the disposed business. During the year ended December 31, 2025, the fair value of the contingent consideration receivable increased by $672 due to improved performance indicators of the direct marketing payment processing business line, as well as adjustments to discount rate assumptions. The fair value gain is recorded within "Other (expense) / income, net" within the consolidated statement of comprehensive (loss) / income (Note 17).
[2]	Assets disposed include software development costs, property, plant and equipment and goodwill.